Premiums and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premiums and Accounts Receivable
Insurance premiums receivable	$ 60,286	$ 64,352
Other receivables	6,805	17,547
Allowance for uncollectible amounts	(4,310)	(4,432)
Total	$ 62,781	$ 77,467